Business acquisitions	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Business acquisitions	Business acquisitions
Accounting for business acquisitions
IFRS 3 establishes principles and requirements for how an acquirer in a business combination:
•recognises and measures in its financial statements the assets and liabilities acquired, and any interest in the acquiree held by other parties;
•recognises and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and
•determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination.
In accordance with IFRS 3, a business consists of inputs and processes applied to those inputs that have the ability to contribute to the creation of outputs.
The core principles in IFRS 3 are that an acquirer measures the cost of the acquisition at the fair value of the consideration paid;
allocates that cost to the acquired identifiable assets and liabilities on the basis of their fair values; allocates the rest of the cost to goodwill; and recognises any excess of acquired assets and liabilities over the consideration paid (a ‘bargain purchase’) in profit or loss immediately. The acquirer discloses information that enables users to evaluate the nature and financial effects of the acquisition.
Acquisition
On 1 November 2024, Barclays Bank UK PLC completed the acquisition of Tesco Bank. The acquired business includes credit cards, unsecured personal loans, deposits and the operating infrastructure (Retail Bank Assets and Liabilities), along with the transfer of
c.2,600 employees. The acquisition also includes assets, liabilities, and responsibilities related to a credit card securitisation originated under the Tesco Bank brand. The acquisition of Tesco Bank by Barclays Bank UK PLC did not involve the acquisition of any equity interests.
In addition to the business acquisition, Barclays Bank UK has entered into a long-term, exclusive strategic partnership with Tesco Stores
Limited for an initial period of 10 years to market and distribute credit cards, unsecured personal loans and deposits using the Tesco
PLC ("Tesco") brand, as well as explore other opportunities to offer financial services to Tesco customers. Partnering with Tesco, the
UK's largest retailer which also operates the UK's largest loyalty scheme, represents a key opportunity to further our UK retail banking strategic ambitions. The acquired customer base complements Barclays Bank UK's current business, as well as buildings on its existing
UK strategic partnerships with other leading retail, consumer electronics and loyalty programme brands. As costs are incurred under this partnership agreement, these are accounted for in line with Barclays relevant accounting policy for such costs.
The acquisition consisted of £4,051m of gross credit card receivables, £4,034m of gross unsecured personal loans, £6,923m of customer deposits and certain other assets and liabilities for total consideration of £617m in cash. Net assets acquired at completion of the transaction were £1,173m and a gain on acquisition of £556m (£2m in additional costs recognised in Barclays PLC compared with
Barclays Bank UK PLC) has been recognised in the income statement. After acquisition, an expected credit loss allowance of £209m has been recognised on credit cards and loan receivables along with the associated impairment expense.
Barclays Bank UK PLC will, in the 12 months following the acquisition, continue to assess the fair values of the acquired balances for any impact of new information regarding conditions that existed as at the acquisition date that would result in a measurement period adjustment.

Acquisition of Tesco Bank Retail Bank Assets and Liabilities[1]
Barclays Group
As at acquisition date	£m
Assets
Cash and balances at central banks	337
Cash and collateral and settlement balances	50
Loans and advances at amortised cost to customers[2]	8,085
Of which:
Credit card receivables	4,051
Unsecured loan receivables	4,034
Loans and advances at amortised cost to banks	70
Derivative financial instruments	20
Goodwill and intangible assets[3]	83
Property, plant and equipment	21
Other assets	132
Total assets	8,798
—
Liabilities
Deposits at amortised cost from customers	(6,923)
Debt securities in issue	(554)
Other liabilities	(83)
Provisions	(65)
Total liabilities	(7,625)
Notes:
1This financial information represents the acquisition of the retail banking business of Tesco Bank by the Barclays Bank UK Group as at the acquisition date
1 November 2024.
2Loans and advances at amortised cost acquired includes total credit cards and unsecured loan receivables of £8,085m, recognised initially at fair value at the point of acquisition and subsequently measured at amortised cost. This represents a gross contractual amount receivable of £8,634m comprising credit cards receivables of £4,323m and unsecured loan receivables of £4,311m. After acquisition an expected credit loss allowance of £209m has been recognised, comprising £133m on credit cards receivables and £76m on unsecured loan receivables along with the associated impairment expense.
3Intangible assets include £66m of Purchased Credit Cards Receivables (PCCR) and £17m of Core Deposit Intangibles (CDI).
The Barclays Bank UK Group has accounted for the acquisition of Tesco Bank as a business combination using the acquisition method.
Consequently, the Barclays Bank UK Group recognised at fair value all identifiable assets, including those not currently on the Tesco
Bank balance sheet, and assumed liabilities of Tesco Bank, and the Retail Bank Assets and Liabilities on its consolidated balance sheet.
There was no contingent consideration payable in connection with the acquisition. The Barclays Bank UK Group recognised the Retail
Bank Assets and Liabilities as financial assets and liabilities, initially at fair value at the point of acquisition and subsequently at amortised cost. Fair valuation was performed based on the discounting of future expected cash flows.
In connection with the acquisition of Tesco Bank, Tesco Personal Finance plc agreed to indemnify Barclays Bank UK PLC for certain matters. An indemnification asset of £91m has been recorded at the acquisition date for this arrangement. Of the £91m balance, £60m relates to exposures transferred to Barclays Bank UK PLC where there is a present obligation, and it is probable there will be an outflow of resources. £31m relates to exposures where there is a present obligation, however, it is not probable an outflow of resources will result. The maximum reimbursement under the indemnity excluding claims relating to PPI is capped at £350m expiring after four years and including claims related to PPI is capped at £600m.
Since the acquisition date, total operating income of £105m and profit before tax of £37m from the retail banking business of Tesco
Bank have been recognised within the consolidated income statement and the consolidated statement of comprehensive income for the year ended 31 December 2024. This excludes the gain recognised on acquisition of £556m and expected credit loss allowance of
£209m recognised subsequently along with the associated impairment expense on credit cards receivables and unsecured loan receivables.
Had the retail banking business of Tesco Bank been acquired from 1 January 2024, additional income of £420m and profit before tax of
£118m would have been recognised. Acquisition-related costs of £18m, mainly attributable to professional and legal fees, have been recognised as an expense in the consolidated income statement mainly within Administrative and general expenses in the year ended
31 December 2024 (2023: £2m, 2022: £nil).